Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 25, 2022	Sep. 26, 2021	Sep. 26, 2021	Dec. 31, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)		$ (21,878,000)		$ (17,202,000)		$ (57,186,000)	$ (48,506,000)	$ (68,292,000)	$ (77,572,000)	$ (56,517,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization						3,717,000	3,354,000	4,718,000	3,942,000	1,755,000
Change in valuation of contingent consideration liability	$ 0		$ 4,000			0	28,000	49,000	788,000	725,000
Stock compensation						(171,000)	511,000	786,000	188,000	105,000
Deferred income taxes						68,000	(19,000)	(22,000)	98,000	(1,553,000)
Payment of contingent consideration in excess of acquisition date fair value						(413,000)	(344,000)	(344,000)	(275,000)	0
Inventory Write-down								2,456,000	3,019,000	2,181,000
Loss on disposal of property, plant, and equipment								850,000	0	0
Other, net						(3,031,000)	(531,000)	193,000	725,000	870,000
Changes in operating assets and liabilities:
Accounts receivable, net						3,564,000	(513,000)	(2,061,000)	(2,487,000)	(2,213,000)
Accounts receivable from related party						(466,000)	5,000	(89,000)	4,117,000	(4,152,000)
Inventories						(16,816,000)	1,126,000	1,563,000	(9,604,000)	(16,335,000)
Other current assets						2,615,000	(887,000)	(3,282,000)	24,000	(98,000)
Accounts payable and accrued expenses						3,929,000	(5,952,000)	(11,064,000)	23,323,000	6,016,000
Net cash used in operating activities						(64,190,000)	(51,728,000)	(74,539,000)	(53,714,000)	(69,216,000)
Cash Flows from Investing Activities:
Capital expenditures						(8,927,000)	(7,747,000)	(9,951,000)	(3,243,000)	(7,177,000)
Acquisition of business								0	0	(7,000,000)
Net restricted cash provided by investing activities						(8,927,000)	(7,747,000)	(9,951,000)	(3,243,000)	(14,177,000)
Cash flows from financing activities:
Payment of contingent consideration up to acquisition date fair value						(1,767,000)	(1,836,000)	(1,836,000)	(1,905,000)	0
Transfers from Parent						59,051,000	61,404,000	85,493,000	56,176,000	84,147,000
Proceeds from promissory note– related party						15,333,000	2,100,000	2,100,000	5,533,000	300,000
Repayments on notes payable to related party						0	(1,000,000)	(1,000,000)	(1,500,000)	0
Deposit in advance of business combination						100,000,000	0
Net cash provided by financing activities						172,617,000	60,668,000	84,757,000	58,304,000	84,447,000
Cash and restricted cash
Net change in cash and restricted cash						99,500,000	1,193,000	267,000	1,347,000	1,054,000
Cash and restricted cash, beginning of period						2,668,000	2,401,000	2,401,000	1,054,000	0
Cash and restricted cash, end of period	102,168,000	102,168,000	3,594,000	3,594,000	$ 2,401,000	102,168,000	3,594,000	2,668,000	2,401,000	1,054,000
Reconciliation of cash and restricted cash on the Condensed Consolidated Balance Sheet to the Condensed Consolidated Statement of Cash Flows
Cash	2,168,000	2,168,000	3,594,000	3,594,000	2,401,000	2,168,000	3,594,000	2,668,000	2,401,000
Restricted cash	100,000	100,000	0	0		100,000	0	0
Cash and restricted cash per the Condensed Consolidated Statement of Cash Flows	102,168,000	102,168,000	3,594,000	3,594,000	2,401,000	102,168,000	3,594,000	2,668,000	2,401,000	$ 1,054,000
AEA-Bridges Impact Corp
Cash Flows from Operating Activities:
Net income (loss)	3,892,215		5,451,821		(20,061,109)	24,979,364	22,520,926	4,822,073
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account					(85,104)	(2,117,718)	(129,415)	(164,387)
Interest on mandatorily redeemable Class A ordinary shares						(3,323,742)	0
Change in fair value of derivative warrant liabilities					18,910,000	(21,197,500)	(26,230,000)	(12,352,500)
Forgiveness of deferred underwriting fee payable	(3,748,361)					(3,748,361)	0
Transaction costs associated with the IPO					999,374
Formation costs paid by Sponsor in exchange for issuance of Founder Shares					5,000
Changes in operating assets and liabilities:
Prepaid expenses					(578,413)	226,250	237,163	329,246
Accounts payable and accrued expenses					118,353	4,394,519	3,031,028	6,732,000
Net cash used in operating activities					(691,899)	(787,188)	(570,298)	(633,568)
Cash Flows from Investing Activities:
Withdrawal of funds from Trust Account						402,367,209	0
Investment of cash in Trust Account					(400,000,000)
Net restricted cash provided by investing activities					(400,000,000)	402,367,209	0
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid					392,725,000
Proceeds from sale of Private Placement Warrants					10,500,000
Proceeds from promissory note– related party					5
Repayments on notes payable to related party					(171,395)
Payments of offering costs					(700,626)
Net cash provided by financing activities					402,352,984
Cash and restricted cash
Net change in cash and restricted cash					1,661,085	401,580,021	(570,298)	(633,568)
Cash and restricted cash, beginning of period					0	1,027,517	1,661,085	1,661,085
Cash and restricted cash, end of period	402,607,538	402,607,538	1,090,787	1,090,787	1,661,085	402,607,538	1,090,787	1,027,517	1,661,085
Reconciliation of cash and restricted cash on the Condensed Consolidated Balance Sheet to the Condensed Consolidated Statement of Cash Flows
Cash	240,329	240,329	1,090,787	1,090,787	1,661,085	240,329	1,090,787	1,027,517	1,661,085
Restricted cash	402,367,209	402,367,209	0	0		402,367,209	0	0
Cash and restricted cash per the Condensed Consolidated Statement of Cash Flows	$ 402,607,538	$ 402,607,538	$ 1,090,787	$ 1,090,787	1,661,085	402,607,538	1,090,787	$ 1,027,517	$ 1,661,085
Non-cash investing and financing activities:
Mandatorily redeemable Class A ordinary shares						$ 368,136,345	$ 0
Deferred Underwriting Fee Payable					13,125,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares					20,000
Payment of offering costs through promissory note– related party					$ 171,390